Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity awards are discretionary and are generally granted to our named executive officers in the first quarter of the applicable fiscal year. In certain circumstances, including the hiring or promotion of an officer, the Human Capital Management and Compensation Committee may approve grants to be effective at other times. Marine Products does not currently grant stock options to its employees. The Human Capital Management and Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2024, and Marine Products does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	Marine Products does not currently grant stock options to its employees. The Human Capital Management and Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2024, and Marine Products does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Marine Products does not currently grant stock options to its employees. The Human Capital Management and Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2024, and Marine Products does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation
MNPI Disclosure Timed for Compensation Value	false